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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol Highsmith, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

CORPORATE BONDS - 62.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.0%
General Motors Financial Co., Inc.	2.400%	05/09/19	$1,541,000	$1,544,962
Macy's Retail Holdings, Inc.	7.450%	07/15/17	543,000	549,217
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,288,423
Time Warner Cable, Inc.	6.750%	07/01/18	2,100,000	2,214,294
				6,596,896
Consumer Staples - 3.3%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	1,091,000	1,146,408
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,596,000	1,627,910
				2,774,318
Energy - 5.8%
CONSOL Energy, Inc.	5.875%	04/15/22	2,600,000	2,535,000
Transocean, Inc.	6.000%	03/15/18	2,200,000	2,246,750
				4,781,750
Financials - 13.3%
American Express Co. (a)	1.640%	05/22/18	1,200,000	1,206,129
American Financial Group, Inc.	9.875%	06/15/19	800,000	926,411
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,742,102
Capital One Bank USA, N.A.	2.150%	11/21/18	1,380,000	1,381,482
Goldman Sachs Group, Inc. (The) (a)	1.931%	12/15/17	820,000	822,623
Pershing Square Holdings, Ltd.	5.500%	07/15/22	2,500,000	2,559,875
Zions Bancorp.	5.650%	11/15/23	2,300,000	2,369,000
				11,007,622
Health Care - 8.9%
Actavis Funding SCS	2.350%	03/12/18	2,395,000	2,405,131
Cardinal Health, Inc.	1.900%	06/15/17	2,500,000	2,501,977
Teva Pharmaceuticals Finance Co. B.V.	1.400%	07/20/18	2,500,000	2,486,935
				7,394,043
Industrials - 9.3%
Caterpillar, Inc.	7.900%	12/15/18	708,000	775,979
Eaton Corp. plc	1.500%	11/02/17	2,370,000	2,369,564
Emerson Electric Co.	5.375%	10/15/17	1,044,000	1,062,552
Penske Truck Leasing Co., L.P.	3.375%	03/15/18	1,000,000	1,014,203
Stanley Black & Decker, Inc.	1.622%	11/17/18	1,800,000	1,794,263
Stanley Black & Decker, Inc.	2.451%	11/17/18	650,000	656,742
				7,673,303
Information Technology - 5.6%
Hewlett Packard Enterprise Co.	2.450%	10/05/17	2,400,000	2,406,230
Xerox Corp.	6.350%	05/15/18	2,110,000	2,200,131
				4,606,361

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 62.9% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 8.7%
Ecolab, Inc.	1.550%	01/12/18	$2,400,000	$2,400,598
Sherwin-Williams Co. (The)	1.350%	12/15/17	2,430,000	2,430,000
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,426,375
				7,256,973

Total Corporate Bonds (Cost $51,229,438)				$52,091,266

CONVERTIBLE CORPORATE BONDS - 23.7%	Coupon	Maturity	Par Value	Value
Energy - 0.1%
Chesapeake Energy Corp.	2.500%	05/15/37	$116,000	$114,260

Financials - 8.0%
Ares Capital Corp.	4.375%	01/15/19	2,275,000	2,348,937
Jefferies Group, LLC	3.875%	11/01/29	2,000,000	2,012,500
Redwood Trust, Inc.	4.625%	04/15/18	2,275,000	2,284,953
				6,646,390
Health Care - 2.9%
Aceto Corp.	2.000%	11/01/20	2,600,000	2,385,500

Industrials - 1.8%
Chart Industries, Inc.	2.000%	08/01/18	1,500,000	1,487,812

Information Technology - 5.0%
Intel Corp.	2.950%	12/15/35	1,400,000	1,906,625
Twitter, Inc.	0.250%	09/15/19	2,400,000	2,272,500
				4,179,125
Materials - 3.4%
RTI International Metals, Inc.	1.625%	10/15/19	2,370,000	2,812,894

Real Estate - 2.5%
RAIT Financial Trust	4.000%	10/01/33	2,166,000	2,049,578

Total Convertible Corporate Bonds (Cost $19,060,391)				$19,675,559

BANK DEBT - 1.9%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	6.750%	05/24/19	$22,222	$22,222

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 1.9% (Continued)	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c)	11.000%	09/30/18	$1,680,141	$1,579,332
Total Bank Debt (Cost $1,681,848)				$1,601,554

COMMON STOCKS - 0.9%			Shares	Value
Information Technology - 0.9%
Bridgeline Digital, Inc. (d) (Cost $739,000)			987,221	$750,288

CONVERTIBLE PREFERRED STOCKS - 1.1%			Shares	Value
Air Industries Group (c) (Cost $1,349,818)			134,982	$944,873

WARRANTS - 6.3%			Shares	Value
Financials - 6.3%
American International Group, Inc., $44.2948, expires 01/19/21 (d)			26,500	$530,795
Capital One Financial Corp., $42.004, expires 11/14/18 (d)			18,700	744,260
First Financial Bancorp, $12.202, expires 12/23/18 (d)			67,850	1,052,354
Hartford Financial Services Group, Inc., $9.093, expires 06/26/19 (d)			45,200	1,903,824
Lincoln National Corp., $9.99, expires 07/10/19 (d)			16,260	991,372
				5,222,605
Industrials - 0.0% (e)
Horsehead Holding Corp., $630.227, expires 09/30/22 (b)(c)(d)			965	10

Total Warrants (Cost $3,635,686)				$5,222,615

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.63% (f) (Cost $1,650,926)	1,650,926	$1,650,926

Total Investments at Value - 98.8% (Cost $79,347,107)		$81,937,081

Other Assets in Excess of Liabilities - 1.2%		954,834

Net Assets - 100.0%		$82,891,915

(a)	Variable rate security. The rate shown is the effective interest rate as of April 30, 2017.
(b)
Security value has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees.  The total value of such securities is $22,232 at April 30, 2017, representing less than 0.1% of net assets.

(c)	Illiquid security. Total fair value of illiquid securities held as of April 30, 2017 was $2,546,437, representing 3.1% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of April 30, 2017.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 2.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.750%	06/30/17	$2,200,000	$2,199,994
U.S. Treasury Notes	1.500%	08/31/18	1,490,000	1,495,878
Total U.S. Treasury Obligations (Cost $3,695,865)				$3,695,872

CORPORATE BONDS - 90.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 15.5%
Ford Motor Credit Co., LLC	2.375%	01/16/18	$4,545,000	$4,564,685
Gannett Co., Inc.	5.125%	07/15/20	1,375,000	1,416,250
General Motors Financial Co., Inc.	2.625%	07/10/17	4,446,000	4,455,661
Macy's Retail Holdings, Inc.	7.450%	07/15/17	4,600,000	4,652,665
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,350,168
Time Warner Cable, Inc.	6.750%	07/01/18	4,200,000	4,428,589
Whirlpool Corp.	1.650%	11/01/17	3,825,000	3,825,647
				26,693,665
Consumer Staples - 7.9%
Dr Pepper Snapple Group, Inc.	6.820%	05/01/18	1,891,000	1,987,036
General Mills, Inc.	1.400%	10/20/17	4,770,000	4,774,283
Kraft Foods Group, Inc.	2.250%	06/05/17	4,252,000	4,255,912
Kroger Co. (The)	2.950%	11/01/21	2,500,000	2,539,808
				13,557,039
Energy - 5.7%
CONSOL Energy, Inc.	5.875%	04/15/22	5,400,000	5,265,000
Transocean, Inc.	4.250%	10/15/17	1,475,000	1,478,688
Transocean, Inc.	6.000%	03/15/18	2,926,000	2,988,177
				9,731,865
Financials - 23.3%
American Express Bank, FSB	6.000%	09/13/17	1,450,000	1,474,003
American Express Co. (a)	1.640%	05/22/18	3,194,000	3,210,312
American Financial Group, Inc.	9.875%	06/15/19	1,203,000	1,393,091
Bank of America Corp.	5.650%	05/01/18	3,345,000	3,470,973
Bank of the Ozarks	5.500%	07/01/26	1,422,000	1,496,655
Capital One Bank USA, N.A.	2.350%	08/17/18	4,293,000	4,316,053
Capital One Bank USA, N.A.	2.150%	11/21/18	560,000	560,602
CNA Financial Corp.	6.950%	01/15/18	50,000	51,719
Fairfax Financial Holdings Ltd.	7.375%	04/15/18	279,000	293,084
Goldman Sachs Group, Inc. (The) (a)	1.931%	12/15/17	4,880,000	4,895,611
Hartford Financial Services Group, Inc. (The)	6.300%	03/15/18	158,000	163,993
Jefferies Group, LLC	5.125%	04/13/18	4,000,000	4,120,040
JPMorgan Chase & Co.	6.000%	10/01/17	4,800,000	4,888,349

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 90.0% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 23.3% (Continued)
Pershing Square Holdings, Ltd.	5.500%	07/15/22	$5,000,000	$5,119,750
Zions Bancorp.	5.650%	11/15/23	4,500,000	4,635,000
				40,089,235
Health Care - 11.3%
Actavis Funding SCS	2.350%	03/12/18	4,965,000	4,986,002
Cardinal Health, Inc.	1.900%	06/15/17	4,900,000	4,903,876
Stryker Corp.	1.300%	04/01/18	4,677,000	4,668,988
Teva Pharmaceuticals Finance Co. B.V.	1.400%	07/20/18	4,950,000	4,924,131
				19,482,997
Industrials - 12.9%
Caterpillar, Inc.	7.900%	12/15/18	3,276,000	3,590,545
Eaton Corp. plc	1.500%	11/02/17	5,035,000	5,034,074
Johnson Controls International plc	1.400%	11/02/17	3,698,000	3,691,225
Penske Truck Leasing Co., L.P.	3.375%	03/15/18	5,000,000	5,071,015
Stanley Black & Decker, Inc.	1.622%	11/17/18	175,000	174,442
Stanley Black & Decker, Inc.	2.451%	11/17/18	4,605,000	4,652,768
				22,214,069
Information Technology - 5.2%
Hewlett Packard Enterprise Co.	2.450%	10/05/17	4,500,000	4,511,682
Xerox Corp.	6.350%	05/15/18	4,337,000	4,522,259
				9,033,941
Materials - 5.7%
Ecolab, Inc.	1.550%	01/12/18	1,004,000	1,004,250
Sherwin-Williams Co. (The)	1.350%	12/15/17	4,000,000	4,000,000
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,756,727
				9,760,977
Real Estate - 1.0%
Weyerhaeuser Co.	6.950%	08/01/17	1,659,000	1,678,603

Utilities - 1.5%
Pennsylvania Electric Co.	6.625%	04/01/19	15,000	16,027
Southern Co.	1.300%	08/15/17	2,556,000	2,554,001
				2,570,028

Total Corporate Bonds (Cost $153,131,202)				$154,812,419

BANK DEBT - 0.5%	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(b)(c)	6.750%	05/24/19	$116,667	$116,667

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT - 0.5% (Continued)	Coupon	Maturity	Par Value	Value
NCP Finance Limited Partnership (a)(c)	11.000%	09/30/18	$790,654	$743,215
Total Bank Debt (Cost $897,667)				$859,882

PREFERRED STOCKS - 1.7%			Shares	Value
RAIT Financial Trust, 7.75%, Series A (Cost $2,946,070)			135,000	$2,853,900

MONEY MARKET FUNDS - 4.9%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.63% (d) (Cost $8,352,136)			8,352,136	$8,352,136

Total Investments at Value - 99.2% (Cost $169,022,940)				$170,574,209

Other Assets in Excess of Liabilities - 0.8%				1,369,932

Net Assets - 100.0%				$171,944,141

(a)	Variable rate security. The rate shown is the effective interest rate as of April 30, 2017.
(b)
Security value has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees.  The total value of such securities is $116,667 at April 30, 2017, representing 0.1% of net assets.

(c)	Illiquid security. Total fair value of illiquid securities held as of April 30, 2017 was $859,882, representing 0.5% of net assets.
(d)	The rate shown is the 7-day effective yield as of April 30, 2017.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS
April 30, 2017 (Unaudited)

1. Securities Valuation

Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies.

If Eubel Brady & Suttman Asset Management, Inc., the Funds’ investment adviser (the “Adviser”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Certain securities, including bank debt and warrants, held by the Funds are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2017 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$52,091,266	$-	$52,091,266
Convertible Corporate Bonds	-	19,675,559	-	19,675,559
Bank Debt	-	1,579,332	22,222	1,601,554
Common Stocks	750,288	-	-	750,288
Preferred Stocks	-	944,873	-	944,873
Warrants	5,222,605	-	10	5,222,615
Money Market Funds	1,650,926	-	-	1,650,926
Total	$7,623,819	$74,291,030	$22,232	$81,937,081

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,695,872	$-	$3,695,872
Corporate Bonds	-	154,812,419	-	154,812,419
Bank Debt	-	743,215	116,667	859,882
Preferred Stocks	2,853,900	-	-	2,853,900
Money Market Funds	8,352,136	-	-	8,352,136
Total	$11,206,036	$159,251,506	$116,667	$170,574,209

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of April 30, 2017, EBS Income Fund did not have any transfers into and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on April 30, 2017 for EBS Income and Appreciation Fund due to changes in the availability of quoted prices are as follows:

Transfers from Level 2 to Level 3	$10
Transfers from Level 3 to Level 1	$739,000

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended April 30, 2017:

EBS Income and Appreciation Fund
Investments in Securities	Balance as of July 31, 2016	Purchases / transfers into	Sales / transfers out of	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of April 30, 2017
Convertible Corporate Bonds	$760,599	$-	$(739,000)	$-	$(21,599)	$-
Bank Debt	457,526	3,821,983	(4,255,675)	-	(1,612)	22,222
Warrants	-	10	-	-	-	10
Total	$1,218,125	$3,821,993	$(4,994,675)	$-	$(23,211)	$22,232

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

EBS Income Fund
Investments in Securities	Balance as of July 31, 2016	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of April 30, 2017
Bank Debt	$2,402,012	$20,065,412	$(22,342,293)	$-	$(8,464)	$116,667

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review of the Board to determine the fair value of the Level 3 investments.

Income and Appreciation Fund
	Fair Value at April 30, 2017	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$22,222	DCF Model	Discount Rate	N/A	6.75%
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

Income Fund
	Fair Value at April 30, 2017	Valuation Technique	Unobservable Input[1]	Range	Weighted Average of Unobservable Inputs
Bank Debt	$116,667	DCF Model	Discount Rate	N/A	6.75%

DCF - Discounted Cash Flow

[1]
Significant increases and decreases to the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds during the period ended April 30, 2017.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of April 30, 2017:

	EBS
	Income and	EBS
	Appreciation	Income
	Fund	Fund

Tax cost of portfolio investments	$79,347,107	$169,022,940
Gross unrealized appreciation	$4,611,003	$1,970,056
Gross unrealized depreciation	(2,021,029)	(418,787)
Net unrealized appreciation on investments	$2,589,974	$1,551,269

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of April 30, 2017, EBS Income and Appreciation Fund had 29.5% of the value of its net assets invested in securities within the Financials sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	June 23, 2017

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	June 23, 2017

*	Print the name and title of each signing officer under his or her signature.